SCHEDULE OF ANALYSIS OF THE AMOUNT OF INVENTORIES RECOGNIZED AS AN EXPENSE AND INCLUDED IN PROFIT OR LOSS (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Carrying amount of inventories sold		¥ 45,290	¥ 248,166	¥ 211,292
Write down (reversal) of inventories (included in cost of sales)		(4,045)	(99,237)	(2,301)
Cost of inventories recognized from discontinued operations	[1]	¥ 41,245	¥ 148,929	¥ 208,991

[1]	Cost of inventories recognized as expense included staff costs of RMB 2,539,000, RMB 4,065,000 and RMB 7,554,000, retirement scheme contributions of RMB 556,108, RMB 756,704 and RMB 1,590,660, depreciation and amortization expense of RMB nil, RMB nil and RMB nil, right-of-use asset depreciation/operating lease charges of RMB 12,801,485, RMB 12,801,485 and RMB 13,082,071, and (reversal of ) / write-down of inventories of RMB (4,045,000), RMB (99,237,173) and RMB (2,301,000) for the years ended December 31, 2022, 2021, and 2020, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.